Fair Value Measurements (Details) - Schedule of changes in the fair value of the Company's warrant liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in fair value of warrants	$ (12,508)	$ (551)
Private Placement Warrant Liabilites [Member]
Beginning warrant liability balance	0
Private placement warrant liability assumed	14,075
Change in fair value of warrants	(12,508)
Balance at December 31, 2021	$ 1,567	$ 0